Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
January 31, 2026
FAEM-NPRT1-0426
1.813064.121
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Anglogold Ashanti Plc	1,473,800	136,871,805
BRAZIL - 2.9%
Financials - 1.1%
Banks - 1.1%
Itau Unibanco Holding SA	13,492,031	116,647,648
Materials - 1.8%
Metals & Mining - 1.8%
Gerdau SA ADR	23,800,159	101,626,680
Vale SA ADR (d)	5,816,320	93,468,262
TOTAL MATERIALS		195,094,942
TOTAL BRAZIL		311,742,590
CHILE - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Antofagasta PLC	2,758,118	137,678,101
CHINA - 28.7%
Communication Services - 6.5%
Interactive Media & Services - 6.5%
Tencent Holdings Ltd	9,164,140	704,372,370
Consumer Discretionary - 7.7%
Automobiles - 1.0%
BYD Co Ltd H Shares	8,919,100	111,193,221
Broadline Retail - 3.1%
Alibaba Group Holding Ltd ADR (d)	1,307,182	221,645,780
PDD Holdings Inc Class A ADR (a)	1,031,217	104,204,478
		325,850,258
Diversified Consumer Services - 0.8%
TAL Education Group Class A ADR (a)	6,947,941	88,238,851
Hotels, Restaurants & Leisure - 1.9%
Meituan B Shares (a)(b)(c)	13,796,345	170,557,088
Shangri-La Asia Ltd	60,118,494	37,477,383
		208,034,471
Household Durables - 0.9%
Haier Smart Home Co Ltd A Shares (China)	28,355,125	102,419,850
TOTAL CONSUMER DISCRETIONARY		835,736,651
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
China Petroleum & Chemical Corp H Shares	211,202,000	145,449,592
Financials - 4.9%
Banks - 1.7%
China Construction Bank Corp H Shares	188,319,407	190,151,824
Insurance - 3.2%
China Life Insurance Co Ltd H Shares	55,608,518	248,284,727
PICC Property & Casualty Co Ltd H Shares	46,093,785	95,525,963
		343,810,690
TOTAL FINANCIALS		533,962,514
Health Care - 2.4%
Life Sciences Tools & Services - 1.0%
Wuxi Apptec Co Ltd H Shares (b)(c)	8,010,308	114,021,358
Pharmaceuticals - 1.4%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	30,773,330	152,052,654
TOTAL HEALTH CARE		266,074,012
Industrials - 4.5%
Electrical Equipment - 1.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,006,800	151,383,464
Machinery - 3.1%
Sany Heavy Industry Co Ltd A Shares (China)	35,365,900	111,514,443
Shenzhen Inovance Technology Co Ltd A Shares (China)	20,666,974	221,868,777
		333,383,220
TOTAL INDUSTRIALS		484,766,684
Materials - 1.4%
Metals & Mining - 1.4%
Zijin Mining Group Co Ltd A Shares (China)	26,742,688	154,414,571
TOTAL CHINA		3,124,776,394
GREECE - 3.7%
Financials - 3.7%
Banks - 3.7%
Eurobank SA	38,041,415	186,457,038
National Bank of Greece SA	12,386,506	218,987,175

TOTAL GREECE		405,444,213
HUNGARY - 2.7%
Financials - 1.7%
Banks - 1.7%
OTP Bank Nyrt	1,490,050	187,724,935
Health Care - 1.0%
Pharmaceuticals - 1.0%
Richter Gedeon Nyrt	3,332,511	111,538,467
TOTAL HUNGARY		299,263,402
INDIA - 7.4%
Financials - 2.8%
Banks - 2.8%
HDFC Bank Ltd	16,859,492	170,858,322
ICICI Bank Ltd	8,997,300	133,068,425
TOTAL FINANCIALS		303,926,747
Industrials - 1.8%
Construction & Engineering - 1.8%
Larsen & Toubro Ltd	4,695,545	201,368,591
Information Technology - 1.8%
IT Services - 1.8%
Tata Consultancy Services Ltd	5,744,800	195,718,157
Materials - 1.0%
Construction Materials - 1.0%
JK Cement Ltd	1,758,700	105,941,277
TOTAL INDIA		806,954,772
INDONESIA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank Central Asia Tbk PT	455,991,236	201,479,471
JAPAN - 0.5%
Industrials - 0.5%
Machinery - 0.5%
Komatsu Ltd	1,731,824	66,285,950
KOREA (SOUTH) - 12.4%
Consumer Discretionary - 1.1%
Automobile Components - 1.1%
Hyundai Mobis Co Ltd	390,180	120,760,458
Industrials - 1.7%
Aerospace & Defense - 1.7%
Korea Aerospace Industries Ltd	1,597,950	185,379,075
Information Technology - 9.6%
Technology Hardware, Storage & Peripherals - 9.6%
Samsung Electronics Co Ltd	9,433,661	1,043,683,243
TOTAL KOREA (SOUTH)		1,349,822,776
MALAYSIA - 1.6%
Financials - 1.6%
Banks - 1.6%
CIMB Group Holdings Bhd	77,922,600	169,603,224
MEXICO - 5.0%
Communication Services - 1.8%
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV ADR	9,240,900	191,286,630
Consumer Staples - 2.6%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	1,227,042	128,054,103
Consumer Staples Distribution & Retail - 1.4%
Wal-Mart de Mexico SAB de CV Series V	48,316,830	153,333,222
TOTAL CONSUMER STAPLES		281,387,325
Financials - 0.6%
Banks - 0.6%
Grupo Financiero Banorte SAB de CV	6,455,048	72,975,729
TOTAL MEXICO		545,649,684
PERU - 2.5%
Financials - 2.5%
Banks - 2.5%
Credicorp Ltd	761,178	271,611,146
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(e)	782,000	7
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(e)	3,242,100	32
TOTAL RUSSIA		39
SAUDI ARABIA - 2.5%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Saudi Arabian Oil Co (b)(c)	16,277,100	111,965,548
Financials - 1.5%
Banks - 1.5%
Al Rajhi Bank	5,785,900	165,368,726
TOTAL SAUDI ARABIA		277,334,274
SOUTH AFRICA - 3.9%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	13,614,909	151,187,782
Financials - 1.1%
Financial Services - 1.1%
FirstRand Ltd	20,973,123	119,627,673
Materials - 1.4%
Metals & Mining - 1.4%
Impala Platinum Holdings Ltd	8,316,154	155,006,868
TOTAL SOUTH AFRICA		425,822,323
TAIWAN - 15.5%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Eclat Textile Co Ltd	9,210,000	115,836,211
Industrials - 0.8%
Machinery - 0.8%
Hiwin Technologies Corp	11,474,660	90,881,198
Information Technology - 13.6%
Electronic Equipment, Instruments & Components - 1.5%
Yageo Corp	18,510,920	162,736,585
Semiconductors & Semiconductor Equipment - 12.1%
MediaTek Inc	6,201,000	345,755,108
Taiwan Semiconductor Manufacturing Co Ltd	17,611,554	970,916,430
		1,316,671,538
TOTAL INFORMATION TECHNOLOGY		1,479,408,123
TOTAL TAIWAN		1,686,125,532
TURKEY - 2.3%
Financials - 1.0%
Banks - 1.0%
Yapi ve Kredi Bankasi AS (a)	112,363,000	106,143,722
Industrials - 1.3%
Electrical Equipment - 1.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	39,066,969	143,557,883
TOTAL TURKEY		249,701,605
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	165,382,100	162,567,565
TOTAL COMMON STOCKS (Cost $7,057,655,827)		10,628,734,866

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	315,188,178	315,251,216
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	97,526,298	97,536,050
TOTAL MONEY MARKET FUNDS (Cost $412,787,266)			412,787,266

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $7,470,443,093)	11,041,522,132
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(153,043,548)
NET ASSETS - 100.0%	10,888,478,584

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $548,596,648 or 5.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $548,596,648 or 5.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,468,508	768,631,092	736,839,924	1,435,176	(8,460)	-	315,251,216	315,188,178	0.5%
Fidelity Securities Lending Cash Central Fund	54,734,200	423,041,807	380,236,383	40,801	(3,574)	-	97,536,050	97,526,298	0.3%
Total	338,202,708	1,191,672,899	1,117,076,307	1,475,977	(12,034)	-	412,787,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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